INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€)	Common shares	Share premium	Share based payment reserve	Other comprehensive income	Retained loss	Total	Total
Balance at beginning at Dec. 31, 2022	€ 4,440,000	€ 228,275,000	€ 5,645,000	€ 176,000	€ (118,212,000)	€ 120,324,000
Loss for the period					(24,707,000)	(24,707,000)	€ (24,707,000)
Other comprehensive loss for the period				(78,000)		(78,000)
Total comprehensive loss for the period				(78,000)	(24,707,000)	(24,785,000)	(24,785,000)
Equity-settled share-based payments
Granted during the period			1,757,000			1,757,000
Expired during the period			(397,000)		397,000
Issuance of shares for cash	(484,000)	(18,132,000)				(18,616,000)
Transaction cost		(337,000)				(337,000)
Total transactions with owners of the company recognized directly in equity	484,000	17,795,000	1,360,000		397,000	20,036,000
Balance at end at Jun. 30, 2023	4,924,000	246,070,000	7,005,000	98,000	(142,522,000)	115,575,000
Balance at beginning at Dec. 31, 2023	4,926,000	246,127,000	7,661,000	137,000	(160,829,000)	98,022,000
Loss for the period					(25,030,000)	(25,030,000)	(25,030,000)
Other comprehensive loss for the period				(22,000)		(22,000)
Total comprehensive loss for the period				(22,000)	(25,030,000)	(25,052,000)	€ (25,052,000)
Equity-settled share-based payments
Granted during the period			1,499,000			1,499,000
Exercised during the period	4,000	143,000	(133,000)		133,000	147,000
Expired during the period			(186,000)		186,000
Issuance of shares for cash	975,000	47,452,000				48,427,000
Transaction cost		(2,900,000)				(2,900,000)
Total transactions with owners of the company recognized directly in equity	979,000	44,695,000	1,180,000		319,000	47,173,000
Balance at end at Jun. 30, 2024	€ 5,905,000	€ 290,822,000	€ 8,841,000	€ 115,000	€ (185,540,000)	€ 120,143,000